Share-based payments - Movements in the weighted average exercise price of share options (Details) - £ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2021 Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price, Outstanding, start of period	£ 1.44
Weighted average exercise price, Outstanding, end of period	0.12	£ 1.44
EMI Scheme
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price, Outstanding, start of period	0.19	308.06
Weighted average exercise price, Granted due to scheme modification		0.23
Weighted average exercise price, Forfeited during the period	0.24	0.83
Weighted average exercise price, Exercised during the period	0.10	0.11
Weighted average exercise price, Outstanding, end of period	0.25	0.19
Company share option plan options | 2021 Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price, Outstanding, start of period	6.63
Weighted average exercise price, Granted during the period	0.98	6.63
Weighted average exercise price, Forfeited during the period	6.42	6.63
Weighted average exercise price, Outstanding, end of period	£ 0.98	£ 6.63